UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07117

Morgan Stanley Limited Duration Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	April 30, 2006

Date of reporting period:	July 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Limited Duration Fund

Portfolio of Investments July 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (52.1%)
	Aerospace & Defense (0.5%)
$615	Mcdonnell Douglas Corp.	6.875%		11/01/06	$633,655
465	Northrop Grumman Corp.	4.079		11/16/06	461,730
105	Raytheon Co.	6.75		08/15/07	109,282
385	Raytheon Co.	8.30		03/01/10	438,776
					1,643,443
	Air Freight/Couriers (0.2%)
540	Fedex Corp.	2.65		04/01/07	524,454

	Airlines (0.2%)
615	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	622,690

	Auto Parts: O.E.M. (0.2%)
745	Johnson Controls, Inc.	5.00		11/15/06	750,509

	Beverages: Alcoholic (0.2%)
740	Miller Brewing Co. - 144A*	4.25		08/15/08	731,015

	Building Products (0.3%)
275	Masco Corp.	4.625		08/15/07	274,928
795	Masco Corp.	6.75		03/15/06	807,184
					1,082,112
	Cable/Satellite TV (0.8%)
1,120	Comcast Cable Communications, Inc.	6.875		06/15/09	1,205,091
290	Comcast Corp.	5.85		01/15/10	301,933
602	Cox Communications Inc.	3.95	†	12/14/07	605,516
350	Cox Communications Inc.	7.75		08/15/06	361,598
300	TCI Communications, Inc.	8.00		08/01/05	300,000
					2,774,138
	Chemicals: Major Diversified (0.1%)
390	ICI Wilmington Inc.	4.375		12/01/08	383,446

	Containers/Packaging (0.1%)
205	Sealed Air Corp. - 144A*	6.95		05/15/09	218,875

	Department Stores (0.9%)
160	Federated Department Stores, Inc.	6.30		04/01/09	168,312
1,110	Federated Department Stores, Inc.	6.625		09/01/08	1,173,710
1,155	May Department Stores Co., Inc.	3.95		07/15/07	1,141,706
430	May Department Stores Co., Inc.	6.875		11/01/05	432,769
					2,916,497
	Discount Stores (0.8%)
2,605	Target Corp.	5.95		05/15/06	2,637,948

	Drugstore Chains (0.5%)
150	CVS Corp.	3.875		11/01/07	148,232
1,455	CVS Corp.	5.625		03/15/06	1,466,834
					1,615,066
	Electric Utilities (6.4%)
545	Appalachian Power Co. (Series G)	3.60		05/15/08	531,802
1,655	Carolina Power & Light Company Inc.	6.80		08/15/07	1,726,670
595	CC Funding Trust I	6.90		02/16/07	615,222
1,000	Columbus Southern Power Co.	4.40		12/01/10	981,286
2,985	Consolidated Natural Gas Co. (Series B)	5.375		11/01/06	3,016,226
495	Consumers Energy Co.	4.80		02/17/09	495,293
1,485	DTE Energy Co.	6.45		06/01/06	1,509,791
475	Duke Energy Corp.	3.75		03/05/08	466,553
485	Entergy Gulf States, Inc.	3.60		06/01/08	470,699
415	Entergy Gulf States, Inc.	3.73	†	12/01/09	416,406
620	Exelon Corp.	6.75		05/01/11	677,445
1,820	FPL Group Capital Inc.	3.25		04/11/06	1,808,978
1,530	Pacific Gas & Electric Co.	3.60		03/01/09	1,478,984
235	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	228,312
835	Peco Energy Co.	3.50		05/01/08	812,913
1,920	Pinnacle West Capital Corp.	6.40		04/01/06	1,942,479
2,725	Public Service Electric & Gas Co.	3.577	†	06/23/06	2,724,924
630	Southwestern Public Service Company	6.20		03/01/09	660,738
485	Wisconsin Electric Power Co.	3.50		12/01/07	474,634
					21,039,355
	Electrical Products (0.2%)
680	Cooper Industries Inc.	5.25		07/01/07	687,841

	Environmental Services (0.2%)
510	WMX Technologies, Inc.	7.00		10/15/06	524,980

	Finance/Rental/Leasing (3.3%)
1,300	CIT Group, Inc.	3.44	†	11/04/05	1,300,889
545	CIT Group, Inc.	2.875		09/29/06	536,144
1,035	CIT Group, Inc.	7.375		04/02/07	1,083,352
1,000	Countrywide Home Loans, Inc. (Series MTNL)	3.25		05/21/08	963,886
1,845	Ford Motor Credit Co.	6.875		02/01/06	1,863,531
305	MBNA America Bank NA	7.75		09/15/05	306,324
495	MBNA Corp.	3.64	†	05/05/08	499,479
960	MBNA Corp.	6.125		03/01/13	1,028,901
1,910	Nationwide Buildings Society - 144A* (United Kingdom)	2.625		01/30/07	1,862,796
1,535	SLM Corp.	4.00		01/15/10	1,493,016
					10,938,318
	Financial Conglomerates (5.4%)
1,300	Bank One NA Illinois	3.319	†	05/05/06	1,301,739
1,390	Bank One NA Illinois	5.50		03/26/07	1,414,458
410	Chase Manhattan Corp.	6.00		02/15/09	428,405
145	Chase Manhattan Corp.	7.00		11/15/09	157,350
585	Citicorp	6.75		08/15/05	585,607
2,505	Citigroup Global Markets Inc.	3.50	†	12/12/06	2,508,282

835	Citigroup Inc.	5.50		08/09/06	846,168
1,205	Citigroup Inc.	5.75		05/10/06	1,219,553
1,190	General Electric Capital Corp.	4.25		12/01/10	1,170,848
2,550	General Electric Capital Corp.	5.375		03/15/07	2,593,733
690	General Motors Acceptance Corp.	4.50		07/15/06	684,470
1,150	ING Security Life Institutional - 144A*	2.70		02/15/07	1,114,394
1,475	Pricoa Global Funding I - 144A*	3.90		12/15/08	1,442,374
1,470	Prudential Funding LLC (Series MTN) - 144A*	6.60		05/15/08	1,553,874
860	Prudential Insurance Co. - 144A*	6.375		07/23/06	875,956
					17,897,211
	Food Retail (1.5%)
2,510	Kroger Co.	7.625		09/15/06	2,594,426
2,318	Safeway Inc.	6.15		03/01/06	2,337,538
					4,931,964
	Food: Major Diversified (1.0%)
1,300	Conagra Foods, Inc.	6.00		09/15/06	1,316,319
325	General Mills Inc.	3.875		11/30/07	320,208
1,790	Kraft Foods Inc.	5.25		06/01/07	1,815,216
					3,451,743
	Forest Products (0.1%)
202	Weyerhaeuser Co.	6.125		03/15/07	206,379

	Gas Distributors (0.6%)
450	NiSource Finance Corp.	3.854	†	11/23/09	452,263
132	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)	7.628		09/15/06	135,205
1,440	Sempra Energy	4.75		05/15/09	1,435,910
					2,023,378
	Home Furnishings (0.2%)
630	Mohawk Industries, Inc. (Class C)	6.50		04/15/07	648,185

	Home Improvement Chains (0.2%)
565	Lowe’s Companies, Inc.	7.50		12/15/05	572,196

	Hotels/Resorts/Cruiselines (0.6%)
795	Hyatt Equities LLC - 144A*	6.875		06/15/07	814,671
600	Marriott International, Inc. (Series C)	7.875		09/15/09	666,652
130	Marriott International, Inc. (Series E)	7.00		01/15/08	136,881
295	Starwood Hotels & Resorts Worldwide, Inc.	7.375		05/01/07	308,275
					1,926,479
	Household/Personal Care (0.4%)
1,305	Clorox Co. (The)	3.525	†	12/14/07	1,307,615

	Industrial Conglomerates (1.0%)
2,035	Honeywell International, Inc.	5.125		11/01/06	2,057,527
715	Honeywell International, Inc.	6.875		10/03/05	718,501
380	Textron Financial Corp.	4.125		03/03/08	376,317
					3,152,345
	Insurance Brokers/Services (0.5%)
1,785	Marsh & McLennan Companies Inc.	5.375		03/15/07	1,797,854

	Integrated Oil (0.5%)
1,728	Conoco Funding Co. (Canada)	5.45		10/15/06	1,750,656

	Investment Banks/Brokers (1.3%)
1,485	Goldman Sachs Group Inc. (The)	4.125		01/15/08	1,474,029
2,652	Lehman Brothers Holdings, Inc.	8.25		06/15/07	2,829,920
					4,303,949

	Investment Managers (1.5%)
4,250	TIAA Global Markets - 144A*	3.875		01/22/08	4,190,955
750	TIAA Global Markets - 144A*	5.00		03/01/07	756,041
					4,946,996
	Life/Health Insurance (3.4%)
3,895	Genworth Financial, Inc.	3.56	†	06/15/07	3,903,896
2,025	John Hancock Financial Services, Inc.	5.625		12/01/08	2,090,956
635	John Hancock Global Funding - 144A*	5.625		06/27/06	642,309
135	John Hancock Global Funding II - 144A*	7.90		07/02/10	154,318
1,755	Met Life Global Funding I - 144A*	3.375		10/05/07	1,714,614
495	Monumental Global Funding II - 144A*	3.85		03/03/08	486,868
2,125	Monumental Global Funding II - 144A*	6.05		01/19/06	2,144,291
					11,137,252
	Major Banks (5.5%)
1,815	ABN Amro Bank (Netherlands)	3.31	†	05/11/07	1,817,973
2,100	Bank of America Corp.	3.375		02/17/09	2,023,667
515	Bank of America Corp.	3.875		01/15/08	509,094
465	Bank of America Corp.	4.75		10/15/06	468,056
80	Bank of America Corp.	5.25		02/01/07	81,184
400	Bank of New York Co., Inc. (The)	5.20		07/01/07	405,010
3,405	Branch Banking & Trust Corp.	3.42	†	06/04/07	3,412,052
1,050	FleetBoston Financial Corp.	7.25		09/15/05	1,054,064
750	Huntington National Bank	2.75		10/16/06	736,088
1,260	Key Bank NA	7.125		08/15/06	1,293,347
2,000	Suntrust Bank Atlanta	7.25		09/15/06	2,053,682
250	Wachovia Corp.	3.625		02/17/09	243,236
1,240	Wachovia Corp.	4.95		11/01/06	1,247,389
1,500	Wachovia Corp.	6.875		09/15/05	1,505,466
1,165	Wells Fargo Co.	3.45	†	03/03/06	1,165,960
					18,016,268
	Major Telecommunications (2.1%)
855	Deutsche Telekom International Finance Corp. (Netherlands)	8.50		06/15/10	976,699
1,925	GTE Corp.	6.36		04/15/06	1,952,370
140	Telecom Italia Capital SpA - 144A* (Luxembourg)	4.00		01/15/10	135,225
535	Telecom Italia Capital SpA (Luxembourg)	4.00		11/15/08	524,908
1,040	Verizon Global Funding Corp.	6.125		06/15/07	1,072,595
2,000	Verizon Global Funding Corp.	7.25		12/01/10	2,230,650
					6,892,447
	Managed Health Care (1.8%)
870	Aetna, Inc.	7.375		03/01/06	885,318
515	Aetna, Inc.	7.875		03/01/11	590,477
1,245	Anthem, Inc.	4.875		08/01/05	1,245,000
680	UnitedHealth Group Inc.	4.125		08/15/09	668,590
1,590	UnitedHealth Group Inc.	7.50		11/15/05	1,603,677
965	WellPoint Health Networks Inc.	6.375		06/15/06	982,232
					5,975,294
	Media Conglomerates (0.8%)
1,990	Time Warner, Inc.	6.125		04/15/06	2,014,007
480	Time Warner, Inc.	6.15		05/01/07	494,040
					2,508,047
	Motor Vehicles (0.9%)
1,185	American Honda Finance Corp. - 144A*	3.85		11/06/08	1,161,554
415	DaimlerChrysler North American Holdings Co.	4.05		06/04/08	406,698
1,215	DaimlerChrysler North American Holdings Co.	6.40		05/15/06	1,234,622
					2,802,874
	Multi-Line Insurance (0.9%)
1,780	American General Finance Corp. (Series MTNF)	5.875		07/14/06	1,805,588
250	Equitable Life Assurance Society - 144A*	6.95		12/01/05	252,368
480	Hartford Financial Services Group, Inc. (The)	2.375		06/01/06	472,744
500	International Lease Finance Corp.	3.75		08/01/07	493,034
					3,023,734
	Other Consumer Services (0.2%)
710	Cendant Corp.	6.25		01/15/08	735,404

	Property - Casualty Insurers (0.9%)
1,195	Allstate Finance Global Funding II - 144A*	2.625	10/22/06	1,169,421
1,145	Mantis Reef Ltd. - 144A* (Australia)	4.692	11/14/08	1,130,934
570	St. Paul Travelers	5.01	08/16/07	573,547
				2,873,902
	Pulp & Paper (0.6%)
515	International Paper Co.	3.80	04/01/08	501,775
805	MeadWestvaco Corp.	2.75	12/01/05	801,477
530	Sappi Papier Holding AG - 144A* (Austria)	6.75	06/15/12	550,273
				1,853,525
	Railroads (0.7%)
380	Norfolk Southern Corp.	7.35	05/15/07	398,239
400	Union Pacific Corp.	3.625	06/01/10	378,128
1,575	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	1,652,145
				2,428,512
	Real Estate Development (0.7%)
1,855	World Financial Properties - 144A*	6.91	09/01/13	1,980,559
408	World Financial Properties - 144A*	6.95	09/01/13	435,328
				2,415,887
	Real Estate Investment Trusts (0.7%)
1,800	EOP Operating LP	6.763	06/15/07	1,865,891
415	EOP Operating LP	8.375	03/15/06	425,377
				2,291,268
	Regional Banks (0.6%)
740	US Bank NA	2.85	11/15/06	725,309
1,190	US Bancorp	5.10	07/15/07	1,205,539
				1,930,848
	Savings Banks (1.2%)
420	Household Finance Corp.	4.125	12/15/08	413,259
225	Household Finance Corp.	5.875	02/01/09	233,331
215	Household Finance Corp.	6.375	10/15/11	230,726
1,360	Household Finance Corp.	6.40	06/17/08	1,426,815
150	Sovereign Bank (Series CD)	4.00	02/01/08	148,328
355	Washington Mutual Inc.	7.50	08/15/06	365,623
1,000	Washington Mutual Inc.	8.25	04/01/10	1,130,207
				3,948,289
	Tobacco (0.3%)
530	Altria Group Inc.	5.625	11/04/08	544,360
450	Altria Group Inc.	7.65	07/01/08	484,463
				1,028,823
	Trucks/Construction/Farm Machinery (1.1%)
1,535	Caterpillar Financial Services Corp. (Series MTNF)	3.625	11/15/07	1,505,201
890	John Deere Capital Corp.	3.375	10/01/07	870,468
1,225	John Deere Capital Corp.	4.50	08/22/07	1,225,589
				3,601,258
	Total Corprate Bonds
	(Cost $177,049,839)			171,471,269

	Asset-Backed Securities (20.2%)
	Finance/Rental/Leasing (18.2%)
2,000	Americredit Automoblie Receivables Trust 2004-BM A3	2.07	08/06/08	1,969,830
3,800	BMW Vehicle Owner Trust 2005-A A3	4.04	02/25/09	3,787,315
1,600	Capital One Multi-Asset Execution	4.05	02/15/11	1,587,203
562	Chase Manhattan Auto Owner Trust 2002A	4.24	09/15/08	562,900
899	Chase Manhattan Auto Owner Trust 2002-B A4	4.21	01/15/09	900,369
4,000	Chase Manhattan Auto Owner Trust 2003-C A4	2.94	06/15/10	3,914,299
3,600	Chase Manhattan Auto Owner Trust 2004-A A4	2.83	09/15/10	3,494,301
1,450	CNH Equipment Trust 2005-A A3	4.02	04/15/09	1,442,009
2,600	Daimler Chrysler Auto Trust 2003-B A4	2.86	03/09/09	2,548,450
3,700	Diamler Chrysler Auto Trust 2004-A A4	2.58	04/08/09	3,597,084
1,600	Daimler Chrysler Auto Trust 2005-B A3	4.04	09/08/09	1,592,558
1,425	Ford Credit Auto Owner Trust 2005B A3	4.17	01/15/09	1,421,599
1,004	Harley-Davidson Motorcycle Trust 2002-2	3.09	06/15/10	995,376
1,370	Harley-Davidson Motorcycle Trust 2003-1	2.63	11/15/10	1,345,479

3,300	Harley-Davidson Motorcycle Trust 2003-3 A2	2.76		05/15/11	3,250,319
1,200	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	1,190,063
2,000	Honda Auto Receivables Owner Trust 2003-1	2.48		07/18/08	1,976,196
3,800	Honda Auto Receivables Owner Trust 2003-3 A4	2.77		11/21/08	3,716,731
1,100	Hyundai Auto Receivables Trust 2003-A A3	2.33		11/15/07	1,092,792
3,500	MBNA Credit Card Master Note Trust 2004-A4 A4	2.70		09/15/09	3,409,521
2,000	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	1,990,024
3,500	Nissan Auto Receivables Owner Trust 2003-A A4	2.61		07/15/08	3,449,276
2,900	Nissan Auto Receivables Owner Trust 2004-A A4	2.76		07/15/09	2,812,976
1,500	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	1,491,643
3,700	USAA Auto Owner Trust 2004-1 A4	2.67		10/15/10	3,597,835
2,500	USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	2,466,286
1,775	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	1,763,343
1,125	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	1,119,658
4,000	Whole Auto Loan Trust 2003-1 A4	2.58		03/15/10	3,921,026

	Total Asset-Backed Securities
	(Cost $67,626,313)				66,406,461

	U.S. Government Agencies — Bonds (7.6%)
7,800	Federal Home Loan Bank	3.25		12/17/07	7,624,906
6,560	Federal Home Loan Mortgage Corp.	2.75		08/15/06	6,472,148
11,005	Federal Home Loan Mortgage Corp.	3.625		02/15/07	10,916,872

	Total U.S. Government Agencies - Bonds
	(Cost $25,387,018)				25,013,926

	U.S. Governement Agencies — Mortgage-Backed Securities (13.2%)
1,888	Federal Home Loan Mortgage Corp.	7.50		10/01/26 - 08/01/32	2,016,717
1,227	Federal Home Loan Mortgage Corp. ARM	3.574		07/01/34	1,201,858
1,892	Federal Home Loan Mortgage Corp. ARM	4.179		08/01/34	1,891,115
2,693	Federal Home Loan Mortgage Corp. ARM	4.351		10/01/33	2,692,300
2,200	Federal Home Loan Mortgage Corp. ARM	4.375		07/01/35	2,195,886
163	Federal Home Loan Mortgage Corp. PC Gold	6.50		03/01/29 - 09/01/29	169,239
3,690	Federal Home Loan Mortgage Corp. PC Gold	7.50		01/01/30 - 02/01/32	3,941,505
2,122	Federal National Mortgage Assoc.	6.50		02/01/28 - 10/01/32	2,201,046
2,926	Federal National Mortgage Assoc.	7.00		02/01/26 - 05/01/33	3,080,205
250	Federal National Mortgage Assoc.	7.50		***	266,484
2,255	Federal National Mortgage Assoc.	7.50		12/01/29 - 09/01/32	2,404,416
1,313	Federal National Mortgage Assoc. ARM	3.655		07/01/34	1,301,803
731	Federal National Mortgage Assoc. ARM	3.805		06/01/34	728,471
1,801	Federal National Mortgage Assoc. ARM	4.115		09/01/34	1,793,385
2,006	Federal National Mortgage Assoc. ARM	4.243		05/01/35	2,013,245
1,769	Federal National Mortgage Assoc. ARM	4.254		04/01/35	1,768,438
1,550	Federal National Mortgage Assoc. ARM	4.345		05/01/35	1,545,017
1,537	Federal National Mortgage Assoc. ARM	4.503		04/01/35	1,543,102
2,683	Federal National Mortgage Assoc. ARM	4.547		05/01/35	2,679,467
2,125	Federal National Mortgage Assoc. ARM (WI)	4.80		08/01/35	2,128,319
1,525	Federal National Mortgage Assoc. ARM	4.778		07/01/35	1,524,363
2,176	Government National Mortgage Assoc. II	3.50	†	08/20/29 - 09/20/29	2,193,822
1,763	Government National Mortgage Assoc. II	3.375	†	06/20/22 - 05/20/23	1,781,636
405	Government National Mortgage Assoc. II	4.125	†	10/20/24 - 12/20/24	412,253

	Total U.S. Governement Agencies — Mortgage-Backed Securities
	(Cost $43,552,106)				43,474,090

	U.S. Governement Obligation (0.9%)
3,030	U.S. Treasury Note
	(Cost $3,007,220)	1.875		01/31/06	3,004,435

	U.S. Governement Agencies — Collateralized Mortgage Obligations (3.0%)
3,150	Federal Home Loan Mortgage Corp.	3.50	05/15/22	3,095,516
962	Federal Home Loan Mortgage Corp.	5.50	02/15/12	965,707
2,066	Federal Home Loan Mortgage Corp.	7.50	09/15/29	2,167,578
2,396	Federal National Mortgage Assoc.	5.50	01/25/24	2,423,898
1,228	Federal National Mortgage Assoc.	6.50	06/25/35	1,282,171

	Total U.S. Governement Agencies — Collateralized Mortgage Obligations
	(Cost $10,051,527)			9,934,870

	Foreign Government Obligations (1.2%)
935	Quebec Province (Canada)	5.50	04/11/06	945,320
915	Quebec Province (Canada)	6.125	01/22/11	981,738
730	United Mexican States (Mexico)	8.375	01/14/11	839,135
945	United Mexican States (Mexico)	8.625	03/12/08	1,039,500

	Total Foreign Government Obligations
	(Cost $3,936,437)			3,805,693

	Short-Term Investments (1.4%)

	U.S. Government Obligation (a) (0.1%)
200	U.S. Treasury Bill **
	(Cost $196,910)	3.35	01/12/06	196,948

	Repurchase Agreement (1.3%)
4,352	Joint repurchase agreement account
	(dated 07/29/05; proceeds $4,353,193) (b)
	(Cost $4,352,000)	3.29	08/01/05	4,352,000

	Total Short-Term Investments
	(Cost $4,548,910)			4,548,948

	TOTAL INVESTMENTS
	(Cost $335,159,370) (c) (d)		99.6%	327,659,692
	OTHER ASSETS IN EXCESS OF LIABILITIES		0.4	1,223,896
	NET ASSETS		100.0%	$328,883,588

PC	Participation Certificate.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of July 31, 2005.
WI	Security purchased on a when-issued basis.
*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $106,210.
***

Security was purchased on a forward commitment basis with an approiximate principal amount and no definite  maturity date; the actual principal amount and maturity date will be determined upon settlement.

†	Floating rate security; rate shown is the rate in effect at July 31, 2005.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $74,858,934, in connection with securities purchased on a forward commitment basis and open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $230,364 and the aggregate gross unrealized depreciation is $7,730,042, resulting in net unrealized depreciation of $7,499,678.

Futures Contracts Open at July 31, 2005:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

194	Long	U.S. Treasury Notes 2 Year, September 2005	$40,057,970	$(168,867)

226	Short	U.S. Treasury Notes 5 Year, September 2005	(24,227,907)	332,383

69	Short	U.S. Treasury Notes 10 Year, September 2005	(7,657,922)	114,625

		Net unrealized appreciation		$278,141

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005